Information about Stock Options Outstanding (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 20.63	$ 20.51	$ 20.30	$ 9.75
Options outstanding, No. of Shares	613
Option currently exercisable, Exercise price	$ 20.57	$ 21.28	$ 23.35
Option currently exercisable, No. of Shares	606
Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	112
Options outstanding, Weighted average remaining contractual life	6 years 15 days
Option currently exercisable, No. of Shares	108
Range One | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	$ 5
Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	378
Options outstanding, Weighted average remaining contractual life	3 years 1 month 10 days
Option currently exercisable, No. of Shares	375
Range Two | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	5
Range Two | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	$ 50
Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	123
Options outstanding, Weighted average remaining contractual life	7 months 21 days
Option currently exercisable, No. of Shares	123
Range Three | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 50
Option currently exercisable, Exercise price	50
Range Three | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	100
Option currently exercisable, Exercise price	$ 100